Loans and Related Allowance for Loan Losses (Impaired Loans by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 8,259	$ 13,503
Unpaid Principal Balance, Total	10,803	16,271
Related Allowance, Total		56
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	468	436
Impaired Loans with No Allowance: Unpaid Principal Balance	477	439
Recorded Investment, Total	468	436
Unpaid Principal Balance, Total	477	439
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	5,031	5,499
Impaired Loans with No Allowance: Unpaid Principal Balance	5,957	6,475
Recorded Investment, Total	5,031	5,499
Unpaid Principal Balance, Total	5,957	6,475
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	191	641
Impaired Loans with No Allowance: Unpaid Principal Balance	247	730
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment		2,455
Impaired Loans with No Allowance: Unpaid Principal Balance		2,455
Recorded Investment, Total		2,455
Unpaid Principal Balance, Total		2,455
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	2,232	3,345
Impaired Loans with No Allowance: Unpaid Principal Balance	3,738	5,020
Impaired Loans with Allowance: Recorded Investment		712
Impaired Loans with Allowance: Unpaid Principal Balance		712
Impaired Loans with Allowance: Related Allowance		56
Recorded Investment, Total	2,232	4,057
Unpaid Principal Balance, Total	3,738	5,732
Related Allowance, Total		56
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	337	415
Impaired Loans with No Allowance: Unpaid Principal Balance	384	440
Recorded Investment, Total	337	415
Unpaid Principal Balance, Total	$ 384	$ 440